TRADE RECEIVABLES (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
- Security related service and asset management income – related parties	$ 13,015	$ 4,100
- Security related service and asset management income – third parties	8,425	5,219
- Trading of timepieces – third parties	76,820	29,569
TRADE RECEIVABLES GROSS	98,260	38,888
Less: impairment allowance	(33,660)	(24,184)
Total trade receivables	$ 64,600	$ 14,704